Convertible senior notes - Additional Information (Detail)				12 Months Ended
	Jul. 01, 2022	Jul. 01, 2019 CNY (¥) ¥ / shares	Jul. 01, 2019 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($) $ / shares	Jul. 31, 2019 $ / shares	Jul. 01, 2019 USD ($)
Debt Instrument [Line Items]
Proceeds from convertible debt net | ¥						¥ 2,289,629,341
Underwriting discounts and offering expenses, interest rate effective percentage		2.07%	2.07%
Repurchase of convertible senior notes				¥ 235,000,000	$ 1,535,000,000
Principal amount of convertible notes				230,000,000	1,500,000,000
Convertible Senior Notes Amortized Cost				135,000,000	878,000,000
Income from the repurchase of convertible senior notes				622,109,001	$ 95,342,376
Convertible Senior Notes [Member]
Debt Instrument [Line Items]
Principal amount of convertible debt									$ 300,000,000
Debt interest rate		1.00%							1.00%
Debt maturity		Jul. 01, 2026	Jul. 01, 2026
Debt principal amount for conversion			$ 1,000
Proceeds from convertible debt net		¥ 2,290,000,000	334,000,000
Debt issuance cost		¥ 73,000,000							$ 11,000,000
Proceeds from convertible debt gross			$ 345,000,000
Debt carrying amount gross				835,000,000			$ 128,000,000
Debt unamortized expenses				13,000,000			2,000,000
Debt carrying amount net				¥ 822,000,000			$ 126,000,000
Debt instrument term				1 year 6 months	1 year 6 months
Convertible Senior Notes [Member] | Call Option [Member]
Debt Instrument [Line Items]
Cost of capped call				¥ 193,000,000	$ 28,000,000
Convertible Senior Notes [Member] | Forecast [Member]
Debt Instrument [Line Items]
Debt repurchase price percentage	100.00%
Convertible Senior Notes [Member] | ADS [Member]
Debt Instrument [Line Items]
Debt initial conversion rate | (per share)		¥ 106.2756						$ 9.41
Convertible Senior Notes [Member] | ADS [Member] | Call Option [Member]
Debt Instrument [Line Items]
Debt issuance cost paid					$ 28,000,000
Convertible Senior Notes [Member] | ADS [Member] | Call Option [Member] | Strike Price [Member]
Debt Instrument [Line Items]
Debt initial conversion rate | $ / shares							$ 9.4095
Convertible Senior Notes [Member] | ADS [Member] | Call Option [Member] | Cap Price [Member]
Debt Instrument [Line Items]
Debt initial conversion rate | $ / shares							$ 12.9150
Convertible Senior Notes [Member] | Additional Notes [Member]
Debt Instrument [Line Items]
Principal amount of convertible debt									$ 45,000,000